RELATED PARTY TRANSACTIONS - Main transactions in 2023 (Details) - BRL (R$) R$ in Thousands	Nov. 05, 2023	Sep. 28, 2023	Mar. 20, 2023
Companhia de Gerao e Transmisso de Energia Eltrica do Sul do Brasil ("CGT Eletrosul") and Fundao Elos
RELATED PARTY TRANSACTIONS
Transaction amount			R$ 65,761
Eletrobras and Special Purpose Entity Chapada do Piau II Holding S/A ("SPE").
RELATED PARTY TRANSACTIONS
Transaction amount		R$ 68,000
Eletrobras and Fundao Eletrobras de Seguridade Social ("Eletros") [Member]
RELATED PARTY TRANSACTIONS
Transaction amount	R$ 185,023